Income tax (Tables)	6 Months Ended
Jun. 30, 2024
Major components of tax expense (income) [abstract]
Schedule of income tax payables
Income tax payables and receivables are comprised of the following:

	As of
In thousands of USD	December 31, 2023	June 30, 2024
Income Tax Prepayments	2,000	2,486
Total Income tax receivables	2,000	2,486
Income Tax Payables	547	221
Provision for Income Tax	12,880	12,031
Total Income tax payables	13,427	12,252

Schedule of components of income tax expense
Income tax benefit / (expense) is comprised of the following:

	For the three months ended June 30		For the six months ended June 30
In thousands of USD	2023	2024	2023	2024
Current tax (expense) / benefit	(381)	(31)	(1,729)	(204)
Deferred tax (expense) / benefit	550	507	1,799	(342)
Total Income tax (expense) / benefit	169	476	70	(546)